Preferred Stock	12 Months Ended
Dec. 31, 2011
Preferred Stock

11. PREFERRED STOCK

Prior to the Company’s IPO, the Company had four series of preferred stock. On April 27, 2010 and in connection with the IPO, all outstanding shares of the Company’s preferred stock were converted into 22,863,696 shares of common stock and all preferred stock dividends were eliminated. Significant terms of all series of the preferred stock were as follows:

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Dividends were cumulative and accrued on a daily basis at the rate of 8% per annum beginning on the date of issuance and based on the original issue price, as adjusted for any stock dividend, stock split, combination, or other event involving the preferred stock. Dividends accrued, whether or not declared, annually and were due and payable when and if declared by the Board of Directors, upon a liquidating event, as defined in the Company’s certificate of incorporation, upon redemption of the preferred stock, as defined in the Company’s certificate of incorporation, or on the date that the preferred stock was otherwise acquired by the Company.

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Upon any liquidation, dissolution, or winding up of the Company, the preferred stockholders were entitled to a liquidation preference payment equal to (i) the sum of the liquidation value plus all accumulated, accrued, and unpaid dividends and (ii) the pro rata share of any remaining amounts such holder would have been entitled to receive had such holder’s shares been converted into common stock immediately prior to the liquidation, dissolution, or winding up.

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At any time subsequent to March 17, 2013, the holders of a majority of the preferred stock could have required the Company to redeem all or any portion of the preferred stock. If the preferred stock was redeemed, the redemption would have occurred in equal installments over a three-year period. The price paid by the Company to redeem the shares would have been the greater of (i) the original issue price, plus all accumulated, accrued, and unpaid dividends, and (ii) the fair market value of the preferred stock being redeemed at the time of the redemption.

Because the preferred stock provided the holders the right to require the Company to redeem such shares for cash after March 17, 2013 at the greater of (i) the original issue price plus any accrued but unpaid dividends and (ii) the fair market value of the preferred stock being redeemed, the embedded conversion feature required separate accounting. Consequently, the conversion feature had to be bifurcated from the preferred stock and accounted for separately at each issuance date. The carrying value of the embedded derivative was adjusted to fair value at the end of each reporting period and the change in fair value was recognized in the statement of operations.

On January 8, 2010, warrants to purchase shares of the Company’s Series C-1 preferred stock were exercised resulting in $10,000,000 in cash proceeds and the issuance of 1,935,700 additional shares of Series C-1 preferred stock. The Company recorded a derivative liability of $3,471,000 upon the exercise of the warrants and the issuance of such shares of Series C-1 preferred stock in January 2010.

At each reporting date and in connection with the Company’s IPO, the Company adjusted the carrying value of the embedded derivatives to estimated fair value and recognized the change in such estimated value in its statement of operations. The estimated fair value of the derivatives at April 27, 2010, immediately prior to the conversion of the preferred stock to common stock in connection with the IPO, was $36,528,000. In connection with the IPO, the embedded derivatives were eliminated. The Company recognized a gain of $3,644,000 and a loss of $23,142,000 associated with the change in fair value for the years ended December 31, 2010 and 2009 respectively.

In connection with the conversion of the Company’s preferred shares to common shares upon the completion of the Company’s IPO in April 2010, the Company authorized 10,000,000 shares of $0.01 par value preferred stock. No shares of such preferred stock were issued or outstanding at December 31, 2011 and 2010, respectively.